LONG-TERM INVESTMENTS (Details) (CAD) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	May 31, 2012	Jul. 01, 2014
LONG TERM INVESTMENTS
Long term investments		5,408	4,212
Goodwill		742	680
Amortizable assets		494	517
Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Long term assets reclassified	(203)
Sponsored Investments
LONG TERM INVESTMENTS
Long term assets reclassified	203
Preference shares (Note 20) | Minimum
LONG TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)		4.30%
Preference shares (Note 20) | Maximum
LONG TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)		4.40%
Other | Corporate
LONG TERM INVESTMENTS
Other Long-Term Investments		154	102
Joint Ventures
Income statement of unconsolidated equity investments of joint ventures
Revenues		1,790	1,212	956
Commodity costs		(661)	(371)	(236)
Operating and administrative expenses		(360)	(268)	(244)
Depreciation and amortization		(232)	(175)	(159)
Other income/(expense)		(1)	4	4
Interest expense		(84)	(74)	(81)
Earnings before income taxes		452	328	240
Balance sheet of unconsolidated equity investments of joint ventures
Current assets		472	366
Property, plant and equipment, net		5,169	4,050
Deferred amounts and other assets		34	35
Intangible assets, net		77	75
Goodwill		742	680
Current liabilities		(712)	(395)
Long-term debt		(811)	(994)
Other long-term liabilities		(85)	(50)
Net assets		4,886	3,767
Chicap Pipeline joint venture | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		43.80%
Equity Investments		33	29
Mustang Pipeline joint venture | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		30.00%
Equity Investments		25	23
Seaway Pipeline joint venture | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
Equity Investments		2,782	2,048
Offshore - various joint ventures | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Equity Investments		429	401
Offshore - various joint ventures | Gas Pipelines, Processing and Energy Services | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		22.00%
Offshore - various joint ventures | Gas Pipelines, Processing and Energy Services | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		74.30%
Vector Pipeline joint venture | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		60.00%
Equity Investments		141	125
Alliance Pipeline US joint venture | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Equity Investments			201
Aux Sable joint venture | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Equity Investments		311	306
Aux Sable joint venture | Gas Pipelines, Processing and Energy Services | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		42.70%
Aux Sable joint venture | Gas Pipelines, Processing and Energy Services | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
Other joint ventures | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		75.00%
Equity Investments		7
Other joint ventures | Gas Pipelines, Processing and Energy Services
LONG TERM INVESTMENTS
Equity Investments		12	11
Other joint ventures | Gas Pipelines, Processing and Energy Services | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		33.30%
Other joint ventures | Gas Pipelines, Processing and Energy Services | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		70.00%
Other joint ventures | Sponsored Investments
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
Equity Investments		67	62
Alliance Pipeline | Sponsored Investments
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		50.00%
Equity Investments		374	165
Texas Express Pipeline joint venture | Sponsored Investments
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		35.00%
Equity Investments		442	396
Noverco | Common shares (Note 20)
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		38.90%	38.90%	38.90%
Balance sheet of unconsolidated equity investments of joint ventures
Ownership interest (as a percent)		3.60%	3.90%	6.00%
Number of shares sold through secondary offering		1.3	15.0	22.5
Dividend received invested to increase common share investment					248	297
Indirect pro-rata interest of the entity in the shares of the entity (as a percent)		1.40%	1.50%	2.10%
Amount reduced from equity investment and shareholder's equity by the reciprocal shareholding		83	86	126
Noverco | Common shares (Note 20) | Corporate
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		38.90%
Noverco | Preference shares (Note 20)
Balance sheet of unconsolidated equity investments of joint ventures
Cumulative dividends per share calculation, maturity period of Government of Canada bond		10 years
Noverco | Preference shares (Note 20) | Minimum
LONG TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)		4.30%
Noverco | Preference shares (Note 20) | Maximum
LONG TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)		4.40%
Noverco | Preference shares (Note 20) | Corporate
LONG TERM INVESTMENTS
Other Long-Term Investments		323	287
Other Equity Investments | Corporate
LONG TERM INVESTMENTS
Equity Investments		45	56
Other Equity Investments | Corporate | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		19.30%
Other Equity Investments | Corporate | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		49.99%
Southern Access Extension Project
LONG TERM INVESTMENTS
Ownership Interest (as a percent)							65.00%
Balance sheet of unconsolidated equity investments of joint ventures
Ownership percent sold							35.00%
Southern Access Extension Project | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)		65.00%
Equity Investments		263